American Century World Mutual Funds, Inc. Statement of Additional Information Supplement

Supplement dated May 31, 2014 ■ Statement of Additional Information dated April 1, 2014

All references to Indraneel Das are deleted from the statement of additional information.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-82514   1405